--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               INTERNATIONAL LARGE
                                    CAP FUND
--------------------------------------------------------------------------------

                       SEMI-ANNUAL REPORT | JUNE 30, 2001
















                                  SMITH BARNEY
                           [Logo] MUTUAL FUNDS
                 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(TM)


           ------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           ------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Semi-Annual Report o June 30, 2001
                     MATTHEW BOWYER,
[Graphic Omitted]    PORTFOLIO MANAGER       SMITH BARNEY INTERNATIONAL
                                             LARGE CAP FUND

--------------------------------------------------------------------------------
MATTHEW BOWYER
--------------------------------------------------------------------------------

Matthew Bowyer has more than 15 years of securities business experience and has been managing the Fund since February 1999.

Education: BA from Harvard University, MSc from the London School of Economics

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund's goal is to provide long-term capital growth. Dividend income, if any, is incidental to this goal. Of course, there is no assurance that the Fund will achieve its goal.

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FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
March 1, 1991


MANAGER TENURE
--------------------------------------------------------------------------------
Since February 1999

MANAGER'S INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
15 Years

           Class A    Class B  Class L
--------------------------------------------------------------------------------
NASDAQ      CIGIX     SILCX    SILLX
--------------------------------------------------------------------------------
Inception   3/1/91    1/4/99   9/22/00
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2001 (UNAUDITED)

                      WITHOUT SALES CHARGES(1)

                     Class A    Class B     Class L
--------------------------------------------------------------------------------
Six Months            (15.28)%*  (15.63)%*   (15.55)%*
--------------------------------------------------------------------------------
One-Year              (30.76)%   (31.38)%        --
--------------------------------------------------------------------------------
Five-Year               0.73%        --          --
--------------------------------------------------------------------------------
Ten-Year                4.32%        --          --
--------------------------------------------------------------------------------
Since Inception+        3.93%     (7.21)%    (22.73)%*
--------------------------------------------------------------------------------

                        WITH SALES CHARGES(2)

                     Class A    Class B     Class L
--------------------------------------------------------------------------------
Six Months            (19.52)%*  (19.85)%*   (17.23)%*
--------------------------------------------------------------------------------
One-Year              (34.22)%   (34.81)%        --
--------------------------------------------------------------------------------
Five-Year              (0.30)%       --          --
--------------------------------------------------------------------------------
Ten-Year                3.79%        --          --
--------------------------------------------------------------------------------
Since Inception+        3.42%     (8.58)%    (24.50)%*
--------------------------------------------------------------------------------


(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and L shares are March 1, 1991, January 4, 1999 and September 22, 2000, respectively.

*   Not Annualized

--------------------------------------------------------------------------------
WHAT'S INSIDE
Letter to Our Shareholders .........................   1
Fund at a Glance ...................................   4

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
Statement of Assets and Liabilities ................   5
Statement of Operations ............................   6
Statement of Changes in Net Assets .................   7
Financial Highlights ...............................   8
Notes to Financial Statements ......................  11

INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments ...........................  14
Statement of Assets and Liabilities ................  17
Statement of Operations ............................  18
Statement of Changes in Net Assets .................  19
Financial Highlights ...............................  19
Notes to Financial Statements ......................  20


[Logo] SMITH BARNEY
       MUTUAL FUNDS
Your Serious Money Professionally Managed (SM)

 ----------------------------------------------------------------------------
 Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
 ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

We are pleased to provide the semi-annual report for the Smith Barney International Large Cap Fund (the "Fund") for the six months ended June 30, 2001. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. We hope you find this information to be useful and informative.

PERFORMANCE UPDATE

For the six months ended June 30, 2001 the Fund's Class A shares, without and with sales charges, returned a negative 15.28% and a negative 19.52%, respectively. In comparison, the MSCI EAFE Standard Index1 returned a negative 14.75% for the same period.

PORTFOLIO UPDATE

During the first quarter 2001, the Fund's negative performance can be largely attributed to country allocations. An overweight in the underperforming European markets combined with an underweight in the Pacific (ex-Japan) region had a negative impact on overall performance. The Japanese market, which outperformed most other areas, remained neutral in the Fund's portfolio. Exposure to underperforming sectors, such as finance and healthcare, also hampered the Fund's performance.

Individual stock performance ranged across sectors and regions. Saipem, the Italian oil services firm, was the leading contributor, followed by AstraZeneca, a leader in global pharmaceuticals based in the U.K.

Rio Tinto, a metals company based in the UK, was an outperformer during the period as it resisted the downward earnings revisions taking place in most companies. Japanese car makers, Nissan and Honda, both overweighted in the Fund's portfolio, gained on the basis of successful cost reduction, market share gains and yen depreciation.

During the second quarter, both country and stock selection impacted performance, with stock selection making positive contributions to overall Fund returns. Stock selection in Europe provided the bulk of the outperformance. During the second quarter of the period, the leading contributors to active return were defensive in nature. Financial companies BNP Paribas and Takefuji in Japan outperformed along with consumer stocks Bass and Diageo in the U.K. In Japan, holdings in Ricoh and Canon both outperformed during the period as yen weakness reemerged; domestic utility Tepco also positively contributed to performance. The top contributor was French drug company Sanofi-Synthelabo which negotiated improved terms to a royalty agreement with Bristol-Myers Squibb over the hypertension drug Avapro.

One of the worst performers in the sector during the quarter was Zurich Financial Services, which issued a profit warning related to increased reserves for old business underwritten by a subsidiary, raising doubts over management credibility.

Negative performance from Carlton and Pearson in the U.K. media sector hurt performance due to softening advertising revenues. Alcatel and Philips, two of the larger European technology holdings, also negatively impacted performance during the period. Finally, shares of Allianz fell when it announced its bid for Dresdner Bank.

Underperformers in the Fund's portfolio were largely concentrated in technology and telecommunications, including Nokia, which downgraded significantly their forecasts for handset sales this year, and other profit warners Cap Gemini and Alcatel.

----------
1 THE MSCI EUROPE,  AUSTRALASIA  AND FAR EAST STANDARD INDEX ("MSCI EAFE") IS AN
  UNMANAGED INDEX OF COMMON STOCKS OF COMPANIES LOCATED IN EUROPE, AUSTRALASIA AND THE FAR EAST. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

                   1 | 2001 Semi-Annual Report to Shareholders

MARKET OUTLOOK

UNITED STATES

Corporate profit warnings in the U.S. have continued at a rapid pace. Though the focus has been on the technology sector, communications equipment in particular, profit warnings and announced job cuts have spread to old economy sectors as well. The slowdown in measured productivity growth translates into higher unit labor costs and lower profitability.

Nevertheless, the expected effects of the 275 basis points of short-term interest rate cuts this year should soon become apparent. Tax rebates and lower withholding taxes should add 0.7% to growth in the second half of the year. The consumer, supported by mortgage refinancing and resilient income growth is in better than expected condition despite job losses. Growth in corporate bond issuance and declining corporate bond yield spreads indicate improving liquidity for the corporate sector. Though we do not expect a vigorous recovery, we see indications of stabilization. The course of recovery in the U.S. is likely to be the dominant influence on non-U.S. markets over the next six months.

JAPAN

The economic backdrop in Japan is clearly recessionary. Contraction in Gross Domestic Product (OGDPO) during the first quarter has been followed by weakness in other economic indicators. The market has become aware of the weakening Japanese earnings growth, especially in the technology sector and the market's first quarter outperformance has given way to relative underperformance. If it were not for a remarkable shift in the political landscape, the market would be a clear sell. The scale of Prime Minister Koizumi's popularity is a victory for the reformist wing of the Liberal Democratic Party and the optimistic interpretation is that his success in the July election will provide him with the mandate to implement wide ranging reforms.

Finally, desperately needed reforms are on the horizon and many investors have so far given the market the benefit of the doubt. Although longer term we see large scope improvements in productivity and profitability, we believe that the pace will be disappointing in the near term. There are two obstacles to rapid reform and restructuring. First is the current state of the domestic and global economies. We believe that the near-term effect of fiscal retrenchment and banking sector reform will be deflationary and for this reason it is likely that measures will be delayed and diluted. The second problem is in the details of the policies, which at close inspection appear as uncertain and politically contentious as ever. The Fund's exposure to the Japanese market is likely to be brought below the MSCI EAFE Standard Index. (Of course, no guarantees can be given that this will occur.)

EUROPE

Expectations for European corporate earnings have begun to suffer the negative revisions apparent in the U.S. since the middle of last year. The manufacturing sector, in both continental Europe and the U.K., appears to be in, or moving toward, recession. Leading indicators and business survey data have deteriorated throughout this year. New orders have declined in the face of both weakness in export markets but also deterioration in domestic European sales, which comprise 70% of corporate revenues. Confronted with increasing signs of economic weakness, the European Central Bank has been slow to join other central banks in cutting rates due to rising inflation measures in the euro.2 Inflation due to higher food and energy costs has offset the support provided to the consumer from this year's tax cuts.

In the U.K., a turnaround in inflation and an increase in spending on public services may put a brake on further interest rate declines. However, both the U.K. and continental Europe remain competitively priced in terms of valuation and, in the case of the U.K., negative revisions have brought expected growth back to realistic levels. We expect to match the Fund's overweight exposure to the U.K. with an overweight position in Europe.

----------
2 THE EURO IS THE SINGLE CURRENCY OF THE EUROPEAN MONETARY UNION THAT WAS ADOPTED BY BELGIUM, GERMANY, SPAIN, FRANCE, IRELAND, ITALY, LUXEMBOURG, NETHERLANDS, AUSTRIA, PORTUGAL AND FINLAND ON JANUARY 1, 1999.

                   2 | 2001 Semi-Annual Report to Shareholders

ASIA (EX-JAPAN)

Asia (ex-Japan) is in the firing line of the reduction in orders for computers and electronics products. A sharp deceleration in growth rates from the 2000 pace is anticipated. Nonetheless, policy makers in the region are vigilant and monetary policy there is generally stimulative. Over the next few months, we anticipate adding additional Singapore and Hong Kong holdings to the Fund's portfolio.

Thank you for your investment in the Smith Barney International Large Cap Fund.

Sincerely,




/s/ HEATH B. MCLENDON                 /s/ MATTHEW BOWYER
---------------------                 ------------------
Heath B. McLendon                     Matthew Bowyer
President                             Vice President and Investment Officer

July 15, 2001


















---------------
PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS. THE INFORMATION CONTAINED HEREIN IS AS OF JUNE 30, 2001 AND REPRESENTS THE OPINION OF THE MANAGER. IT IS INTENDED TO BE NEITHER A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS, NOR INVESTMENT ADVICE. THE INFORMATION PROVIDED SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL ANY INDIVIDUAL SECURITY. PLEASE REFER TO PAGES 14 THROUGH 16 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

PLEASE NOTE THAT INTERNATIONAL INVESTING INVOLVES CERTAIN RISKS, SUCH AS CURRENCY FLUCTUATION, DIFFERING ACCOUNTING AND FINANCIAL DISCLOSURE STANDARDS AND THE POTENTIAL FOR ADVERSE POLITICAL DEVELOPMENTS.

                   3 | 2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY INTERNATIONAL LARGE CAP FUND AT A GLANCE (UNAUDITED)
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY INTERNATIONAL LARGE CAP FUND CLASS A VS. BENCHMARKS
--------------------------------------------------------------------------------


GROWTH OF A
$10,000
INVESTMENT

A $10,000 investment in the Fund made ten years ago would have grown to $14,503 with sales charge (as of 6/30/01). The graph shows how the Fund compares to its benchmarks over the same period.

[Data below represents line chart in the printed piece]

            SMITH BARNEY
            INTERNATIONAL          LIPPER             MSCI EAFE
           LARGE CAP FUND       INTERNATIONAL          STANDARD
               CLASS A      EQUITY FUNDS AVERAGE        INDEX
           --------------   --------------------      ---------
6/30/91        9500               10000                10000
7/31/91        9538.93            10399                10494
8/31/91        9646               10314.8              10283.1
9/30/91        9879.61            10604.6              10866.1
10/31/91       9928.28            10667.2              11022.6
11/30/91       9597.34            10312                10511.1
12/31/91       9890.02            10796.6              11060.9
1/31/92        10134.1            10878.7              10830.8
2/29/92        10319.6            10879.8              10449.6
3/31/92        9821.68            10504.4              9765.12
4/30/92        10085.3            10733.4              9817.85
5/31/92        10641.8            11267.9              10481.5
6/30/92        10339.1            10959.2              9991
7/31/92        9899.79            10551.5              9742.23
8/31/92        9948.6             10658.1              10359.9
9/30/92        9645.95            10437.5              10162
10/31/92       9489.74            10152.5              9634.6
11/30/92       9636.18            10192.1              9730.95
12/31/92       9746.28            10307.3              9787.39
1/31/93        9746.28            10360.9              9792.28
2/28/93        9707.14            10622                10093.9
3/31/93        10255.1            11218.9              10980.1
4/30/93        10509.5            11795.6              12027.6
5/31/93        10793.3            12063.3              12287.4
6/30/93        10538.9            11820.9              12098.2
7/31/93        10509.5            12174.3              12524.1
8/31/93        11086.9            12952.2              13202.9
9/30/93        11194.5            12925                12908.4
10/31/93       11722.9            13533.8              13308.6
11/30/93       11497.9            13102.1              12148.1
12/31/93       12652.5            14399.2              13027.6
1/31/94        13269              15237.2              14132.3
2/28/94        12740.6            14892.9              14095.6
3/31/94        11820.8            14203.3              13490.9
4/30/94        11820.8            14548.5              14067
5/31/94        11762.1            14510.6              13989.6
6/30/94        11585.9            14346.7              14191
7/31/94        11859.9            14744.1              14330.1
8/31/94        12407.9            15180.5              14672.6
9/30/94        12124.1            14805.6              14213.7
10/31/94       12016.5            15086.8              14689.8
11/30/94       11654.4            14346.1              13987
12/31/94       11202.4            14198.3              14078
1/31/95        10370.1            13478.5              13540.2
2/28/95        10624.7            13497.3              13505

3/31/95        11457              13926.6              14351.7
4/30/95        11731.2            14379.2              14895.7
5/31/95        11917.2            14498.5              14721.4
6/30/95        12328.5            14498.5              14466.7
7/31/95        12974.8            15277.1              15370.9
8/31/95        13004.2            14991.4              14788.3
9/30/95        13278.4            15213.3              15081.1
10/31/95       13121.7            15030.7              14680
11/30/95       12984.6            15184                15092.5
12/31/95       13228.2            15645.6              15703.7
1/31/96        13415              16000.8              15771.3
2/29/96        13267.6            16061.6              15828
3/31/96        13621.4            16333                16168.3
4/30/96        14063.6            16841                16642.1
5/31/96        13945.7            16790.5              16339.2
6/30/96        13984.8            16901.3              16435.6
7/31/96        13327.8            16272.6              15959
8/31/96        13192.2            16453.2              15997.3
9/30/96        13432              16805.3              16426
10/31/96       13265.2            16685.9              16261.7
11/30/96       13661.5            17393.4              16912.2
12/31/96       13570.9            17447.4              16699.1
1/31/97        13053              17389.8              16118
2/28/97        13237.1            17635                16385.5
3/31/97        13329.2            17673.8              16449.4
4/30/97        13398.3            17709.1              16539.9
5/31/97        14111.9            18754                17620
6/30/97        14943.6            19622.3              18596.1
7/31/97        15315.2            20158                18901.1
8/31/97        14281.8            18694.5              17492.9
9/30/97        15396.5            19847.9              18476.1
10/31/97       14212.1            18351.4              17060.8
11/30/97       14142.5            18180.7              16890.2
12/31/97       14270.5            18331.6              17042.2
1/31/98        14920.3            18762.4              17826.1
2/28/98        15670              20000.8              18974.1
3/31/98        16232.3            21022.8              19562.3
4/30/98        16357.3            21310.8              19720.8
5/31/98        16332.3            21332.1              19630.1
6/30/98        16576.5            21167.8              19783.2
7/31/98        16824.8            21474.8              19988.9
8/31/98        14720.1            18408.2              17516.3
9/30/98        14249.5            17743.7              16983.8
10/31/98       15386.8            19060.2              18758.6
11/30/98       16053.6            20045.6              19724.7
12/31/98       16784.6            20661.1              20507.8
1/31/99        16811.2            20822.2              20452.4
2/28/99        16305              20272.5              19969.7
3/31/99        16771.2            20980                20808.4
4/30/99        17144.2            21943                21655.3
5/31/99        16318.3            21041.1              20544.4
6/30/99        17170.7            22147.9              21349.8
7/31/99        17695.5            22719.3              21990.2
8/31/99        17601.3            22919.2              22076
9/30/99        17776.2            23006.3              22303.4
10/31/99       18879.7            23892.1              23144.2
11/30/99       20090.8            25738.9              23954.3
12/31/99       22769.2            28822.5              26107.8
1/31/00        21524.9            27194                24452.5
2/29/00        23069.5            28809.3              25115.2
3/31/00        23455.7            29036.9              26094.7
4/30/00        21868.1            27196                24727.3
5/31/00        20638.1            26314.8              24128.9
6/30/00        20944.9            27480.6              25077.2
7/31/00        19771.7            26505                24031.5
8/31/00        19931              26939.7              24245.4
9/30/00        18627.4            25406.8              23069.5
10/31/00       17700.4            24454.1              22529.6
11/30/00       16845.8            23336.5              21689.3
12/31/00       17118.8            24195.3              22465.8
1/31/01        16758.6            24294.5              22479.2
2/28/01        15474.3            22445.7              20804.5

3/31/01        14659.8            20737.6              19396.1
4/30/01        15646.6            22112.5              20732.5
5/31/01        15145.4            21484.5              19969.5
6/30/01        14503.2            20739                19152.8

The graph includes the initial sales charge on the Fund (no comparable charge exists for the Index) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: ALL FUND PERFORMANCE NUMBERS REPRESENT PAST PERFORMANCE, AND ARE NO GUARANTEE OF FUTURE RESULTS. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

--------------------------------------------------------------------------------
                            TOP TEN EQUITY HOLDINGS*
--------------------------------------------------------------------------------

 1. ASTRAZENECA ......................................   3.46%

 2. NESTLE SA ........................................   3.16

 3. VODAFONE GROUP ...................................   3.02

 4. ING GROEP NV .....................................   3.00

 5. DIAGEO PLC. ......................................   2.79

 6. BNP PARIBAS ......................................   2.77

 7. BP AMOCO PLC. ....................................   2.59

 8. CRH ..............................................   2.55

 9. PEUGEOT ..........................................   2.47

10. GLAXOSMITHKLINE ..................................   2.42
--------------------------------------------------------------------------------
* As a percentage of total investments.


--------------------------------------------------------------------------------
                               PORTFOLIO BREAKDOWN
--------------------------------------------------------------------------------

[Data below represents pie chart in the printed piece]

HONG KONG            1.0%
**SHORT-TERM         0.7%
JAPAN               22.7%
SINGAPORE            1.1%
EUROPE              75.1%
--------------------------------------------------------------------------------
** Includes cash and net other assets

                   4 | 2001 Semi-Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) JUNE 30, 2001
--------------------------------------------------------------------------------

ASSETS:
     Investment in International Equity Portfolio, at value (Note 1A)                     $23,485,638
     Receivable from the Manager                                                               55,316
     Receivable for shares of beneficial interest sold                                          7,269
     Other assets                                                                              49,879
-------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                          23,598,102
-------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for shares of beneficial interest repurchased                                        334
     Payable to affiliates-- Shareholder Servicing Agent's fees (Note 3)                        4,898
     Accrued expenses and other liabilities                                                    30,623
-------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                         35,855
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $23,562,247
=======================================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                                                      $29,701,118
     Unrealized depreciation                                                               (2,760,872)
     Accumulated net realized loss                                                         (3,412,178)
     Undistributed net investment income                                                       34,179
-------------------------------------------------------------------------------------------------------
     TOTAL                                                                                $23,562,247
=======================================================================================================
COMPUTATION OF
CLASS A SHARES:
     Net Asset Value per share ($22,747,169/2,457,197 shares outstanding)                       $9.26
     Offering Price per share ($9.26 O 0.95)                                                    $9.75*
=======================================================================================================
CLASS B SHARES:
     Net Asset Value per share and offering price ($424,996/46,861 shares outstanding)          $9.07**
=======================================================================================================
CLASS L SHARES:
     Net Asset Value per share and offering price ($390,082/41,286 shares outstanding)          $9.45
     Offering Price per share ($9.45 O 0.99)                                                    $9.55**
=======================================================================================================

 * BASED UPON SINGLE PURCHASES OF LESS THAN $25,000
** REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY APPLICABLE
   CONTINGENT DEFERRED SALES CHARGES.







                       SEE NOTES TO FINANCIAL STATEMENTS.

                   5 | 2001 Semi-Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2001
INVESTMENT INCOME (NOTE 1B):
     Dividend Income from International Equity Portfolio                        $237,374
     Allocated Expenses from International Equity Portfolio                     (126,519)
     Foreign Taxes Reclaimed                                                      20,648
------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                                     131,503
------------------------------------------------------------------------------------------
EXPENSES:
     Administrative fees (Note 2)                                                 38,456
     Shareholder Servicing Agents' fees Class A(Note 3)                           30,275
     Shareholder Servicing Agents' fees Class B(Note 3)                              310
     Service fees Class A (Note 4)                                                30,275
     Service fees Class B (Note 4)                                                 2,067
     Service fees Class L (Note 4)                                                 1,375
     Legal fees                                                                   51,021
     Custody and fund accounting fees                                             19,732
     Shareholder reports                                                          14,000
     Audit fees                                                                    9,548
     Blue sky fees                                                                 8,987
     Trustees fees                                                                 3,680
     Transfer agent fees                                                             719
     Other                                                                         8,729
------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                              219,174
     Less: aggregate amount waived by the Administrator,
        Shareholder Servicing Agent and the Distributor (Notes 2, 3 and 4)       (66,534)
     Less: expense assumed by the Manager (Note 7)                               (55,316)
------------------------------------------------------------------------------------------
     NET EXPENSES                                                                 97,324
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                             34,179
------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM INTERNATIONAL EQUITY PORTFOLIO:
     Net realized loss                                                        (2,253,795)
     Unrealized depreciation                                                  (2,007,766)
------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM INTERNATIONAL EQUITY PORTFOLIO          (4,261,561)
------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $(4,227,382)
==========================================================================================









                       SEE NOTES TO FINANCIAL STATEMENTS.

                   6 | 2001 Semi-Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                          JUNE 30, 2001       DECEMBER 31,
                                                                           (UNAUDITED)            2000
==========================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment income (loss)                                          $    34,179        $  (241,193)
     Net realized gain (loss)                                               (2,253,795)           868,740
     Unrealized depreciation                                                (2,007,766)        (8,114,689)
---------------------------------------------------------------------------------------------------------
     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   (4,227,382)        (7,487,142)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gain Class A                                                      --         (2,332,171)
     Net realized gain Class B                                                      --            (34,958)
     Net realized gain Class L                                                      --             (3,011)
---------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                      --         (2,370,140)
---------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
CLASS A
     Net proceeds from sale of shares                                        1,191,106         16,490,042
     Net asset value of shares issued to shareholders from
         reinvestment of distributions                                              --          2,228,760
     Cost of shares repurchased                                             (1,693,543)        (6,732,005)
---------------------------------------------------------------------------------------------------------
     Total Class A                                                            (502,437)        11,986,797
---------------------------------------------------------------------------------------------------------
CLASS B*
     Net proceeds from sale of shares                                          138,614            346,725
     Net asset value of shares issued to shareholders from reinvestment
         of distributions                                                           --             33,616
     Cost of shares repurchased                                                (79,786)           (96,223)
---------------------------------------------------------------------------------------------------------
     Total Class B                                                              58,828            284,118
---------------------------------------------------------------------------------------------------------
CLASS L**
     Net proceeds from sale of shares                                          353,884            111,231
     Net asset value of shares issued to shareholder from
         reinvestment of distributions                                              --              3,011
     Cost of shares repurchased                                                (25,111)            (4,539)
---------------------------------------------------------------------------------------------------------
     Total Class L                                                             328,773            109,703
---------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM
        TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST                         (114,836)        12,380,618
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                       (4,342,218)         2,523,336
---------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                                    27,904,465         25,381,129
---------------------------------------------------------------------------------------------------------
     END OF PERIOD                                                         $23,562,247        $27,904,465
==========================================================================================================
+  Includes undistributed net investment income of:                        $    34,179                 --
==========================================================================================================

 * JANUARY 4, 1999 (COMMENCEMENT OF OPERATIONS).
** SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS).

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   7 | 2001 Semi-Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED                         YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2001     -----------------------------------------------------------------
CLASS A SHARES                                   (UNAUDITED)       2000          1999          1998           1997        1996
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.91       $ 15.92       $ 12.60       $ 11.42        $ 11.79     $ 13.46
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income (loss)                       0.014        (0.093)       (0.077)       (0.009)         0.004       0.028
  Net realized and unrealized gain (loss)           (1.664)       (3.858)        4.452         1.996          0.592       0.314
-----------------------------------------------------------------------------------------------------------------------------------
Total From Operations                               (1.650)       (3.951)        4.375         1.987          0.596       0.342
LESS DISTRIBUTIONS FROM:
  Net investment income                                 --            --            --        (0.008)        (0.025)     (0.021)
  In excess of net investment income                    --            --            --        (0.001)            --          --
  Net realized gain                                     --        (1.059)       (1.055)       (0.798)        (0.941)     (1.991)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     --        (1.059)       (1.055)       (0.807)        (0.966)     (2.012)
NET ASSET VALUE, END OF PERIOD                       $9.26        $10.91        $15.92        $12.60         $11.42      $11.79
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)          $22,747       $27,365       $25,058       $21,132        $18,333     $32,589
  Ratio of expenses to average net assets (A)         1.75%*        1.75%         1.75%         1.75%          1.75%       1.75%
  Ratio of net investment income (loss)
      to average net assets                           0.29%*       (0.91)%       (0.49)%       (0.17)%         0.03%       0.18%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        (15.28)%**    (24.82)%       35.66%        17.62%          5.15%       2.59%
===================================================================================================================================
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES THE NET INVESTMENT INCOME
(LOSS) PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
      Net investment loss per share                $(0.034)      $(0.109)      $(0.210)      $(0.011)       $(0.004)    $(0.002)
      RATIOS:
      Expenses to average net assets (A)              3.72%*        1.91%         1.90%         1.80%          1.82%       1.94%
      Net investment loss to average net assets      (1.68)%*      (1.07)%       (0.64)%       (0.22)%        (0.04)%     (0.01)%
===================================================================================================================================

  * ANNUALIZED
 ** NOT ANNUALIZED
  + THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE YEAR.
(A) INCLUDES THE FUND'S SHARE OF INTERNATIONAL EQUITY PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.








                       SEE NOTES TO FINANCIAL STATEMENTS.

                   8 | 2001 Semi-Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                     JANUARY 4, 1999
                                                            ENDED                    YEAR                (COMMENCEMENT
                                                        JUNE 30, 2001                ENDED             OF OPERATIONS) TO
CLASS B SHARES                                           (UNAUDITED)           DECEMBER 31, 2000       DECEMBER 31, 1999
=============================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.73                 $15.81                    $12.87
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
     Net investment loss                                    (0.019)                (0.174)                   (0.095)
     Net realized and unrealized gain (loss)                (1.641)                (3.847)                    4.090
-----------------------------------------------------------------------------------------------------------------------------
Total From Operations                                       (1.660)                (4.021)                    3.995
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
     Net realized gain                                          --                 (1.059)                   (1.055)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $9.07                 $10.73                    $15.81
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)                $425                   $434                      $323
     Ratio of expenses to average net assets (A)              2.50%*                 2.50%                     2.50%*
     Ratio of net investment loss to average net assets      (0.46)%*               (1.60)%                   (1.24)%*
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                (15.63)%**             (25.44)%                   31.95%**
=============================================================================================================================
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED
A PORTION OF THEIR FEES THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD
HAVE BEEN AS FOLLOWS:

     Net investment loss per share                         $(0.065)               $(0.192)                  $(0.108)
     RATIOS:
     Expenses to average net assets (A)                       4.47%*                 2.66%                     2.70%*
     Net investment loss to average net assets               (2.43)%*               (1.76)%                   (1.44)%*
=============================================================================================================================

 *  ANNUALIZED
 ** NOT ANNUALIZED
(A) INCLUDES THE FUND'S SHARE OF INTERNATIONAL EQUITY PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.


















                       SEE NOTES TO FINANCIAL STATEMENTS.

                   9 | 2001 Semi-Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                SIX MONTHS          SEPTEMBER 22, 2000
                                                                                   ENDED               (COMMENCEMENT
                                                                               JUNE 30, 2001          OF OPERATIONS)
CLASS L SHARES                                                                  (UNAUDITED)        TO DECEMBER 31, 2000
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                               $11.17                   $13.20
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
     Net investment income (loss)                                                   0.001                   (0.014)
     Net realized and unrealized loss                                              (1.721)                  (1.147)
--------------------------------------------------------------------------------------------------------------------------
Total From Operations                                                              (1.720)                  (1.161)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
     Net realized gain                                                                 --                   (0.869)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                      $9.45                   $11.17
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)                                       $390                     $105
     Ratio of expenses to average net assets (A)                                     2.35%*                   2.35%*
     Ratio of net investment income (loss) to average net assets                    (0.31)%*                 (1.84)%*
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                       (15.55)%**                (8.50)%**
--------------------------------------------------------------------------------------------------------------------------
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED
A PORTION OF THEIR FEES THE NET INVESTMENT INCOME (LOSS) PER SHARE AND THE
RATIOS WOULD HAVE BEEN AS FOLLOWS:
     Net investment loss per share                                                $(0.048)                 $(0.019)
     RATIOS:
     Expenses to average net assets (A)                                              4.32%*                   3.00%*
     Net investment loss to average net assets                                      (2.28)%*                 (2.49)%*
==========================================================================================================================

 *  ANNUALIZED
 ** NOT ANNUALIZED
(A) INCLUDES THE FUND'S SHARE OF INTERNATIONAL EQUITY PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.











                       SEE NOTES TO FINANCIAL STATEMENTS.

                  10 | 2001 Semi-Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Smith Barney International Large Cap Fund (the OFundO) is a separate diversified series of CitiFunds International Trust (the OTrustO), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently invests all of its investable assets in International Equity Portfolio (the OPortfolioO), a management investment company for which Citi Fund Management Inc. (the OManagerO) serves as Investment Manager. On April 1, 2000, Citibank N.A. transferred its asset management business, including investment management of the Fund, to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (72.1% at June 30, 2001) in the net assets of the Portfolio. Salomon Smith Barney Inc. (OSSBO), acted as the Fund's distributor. SSB continues to sell Fund shares to the public as a member of the selling group.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A, and are subject to a deferred sales charge if sold within six years of purchase. Class L shares have a front-end, or initial, sales charge and are subject to a deferred sales charge if sold within one year of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the six months ended June 30, 2001, the Distributor received $6,000 and $2,000 from sales of Class A and Class L shares, respectively, and $1,000 in deferred sales charges from redemptions of Class B shares.

The  financial   statements  of  the  Portfolio,   including  the  portfolio  of
investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in
Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are deter-

                  11 | 2001 Semi-Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

mined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

2. ADMINISTRATIVE FEES

Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services, including general office facilities, may not exceed an annual rate of 0.30% of the Fund's average daily net assets. The administrative fees amounted to $38,456 of which $35,949 was voluntarily waived for the six months ended June 30, 2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain officers and a Trustee of the Fund are officers and directors of the Administrator or its affiliates.

3. SHAREHOLDER SERVICING AGENTS' FEES

The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents' fees, computed at an annual rate of 0.25%, for Class A and 0.15% for Class B, amounted to $30,275 for Class A.

The Shareholder Servicing Agents' fees for Class B amounted to $310, all of which was voluntarily waived for the six months ended June 30, 2001.

4. SERVICE FEES

The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $30,275 all of which was voluntarily waived for the six months ended June 30, 2001. Under the Class B and Class L Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares and Class L shares of the Fund. The Service fees for Class B and Class L shares amounted to $2,067 and $1,375, respectively, for the six months ended June 30, 2001. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. INVESTMENT TRANSACTIONS

Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2001 aggregated $1,577,176 and $1,801,611 respectively.




                  12 | 2001 Semi-Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6. SHARES OF BENEFICIAL INTEREST

The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares of beneficial interest were as follows:

                                                                                 SIX MONTHS
                                                                                    ENDED         YEAR ENDED
                                                                                JUNE 30, 2001    DECEMBER 31,
                                                                                 (UNAUDITED)         2000
================================================================================================================
CLASS A
Shares sold                                                                         119,647        1,184,673
Shares issued to shareholders from reinvestment of distributions                         --          200,741
Shares repurchased                                                                 (171,847)        (449,700)
----------------------------------------------------------------------------------------------------------------
Class A net increase (decrease)                                                     (52,200)         935,714
================================================================================================================
CLASS B*
Shares sold                                                                          14,686           24,238
Shares issued to shareholders from reinvestment of distributions                         --            3,014
Shares repurchased                                                                   (8,288)          (7,244)
----------------------------------------------------------------------------------------------------------------
Class B net increase                                                                  6,398           20,008
================================================================================================================
CLASS L**
Shares sold                                                                          34,357            9,533
Shares issued to shareholders from reinvestment of distributions                         --              275
Shares repurchased                                                                   (2,504)            (375)
----------------------------------------------------------------------------------------------------------------
Class L net increase                                                                 31,853            9,433
================================================================================================================

 * JANUARY 4, 1999 (COMMENCEMENT OF OPERATIONS)
** SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS)

7. ASSUMPTION OF EXPENSES

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended June 30, 2001, which amounted to $55,316 to maintain a voluntary expense limitation of 1.75%, 2.50% and 2.35% for Class A, Class B and Class L shares, respectively, of each classes of shares average daily net assets. This voluntary expense limitation may be discountinued at any time.





                  13 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES   SECURITY                               INDUSTRY                                   VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS -- 100%
AUSTRALIA -- 0.0%
      188   Australia & New Zealand Bank           Banks                                    $   1,621
-----------------------------------------------------------------------------------------------------
FINLAND -- 2.2%
        31,918   Nokia AB                          Communications Equipment                   724,099
-----------------------------------------------------------------------------------------------------
FRANCE -- 11.7%
         6,513   Accor                             Hotels Restaurants & Leisure               275,144
        14,420   Alcatel                           Communications Equipment                   301,840
         2,664   Aventis SA                        Chemicals                                  212,892
        10,348   BNP Paribas                       Banks                                      901,495
             1   Bouygues                          Wireless Telecommunication Services             34
         2,118   Cap Gemini                        Consulting & Services                      154,361
             2   L'Oreal                           Personal Products                              129
         2,959   Peugeot                           Automobiles                                804,189
        10,095   Sanofi-Synthelabo                 Chemicals                                  663,013
         3,379   Total Fina                        Oil & Gas                                  473,628
-----------------------------------------------------------------------------------------------------
                                                                                            3,786,725
-----------------------------------------------------------------------------------------------------
GERMANY -- 4.3%
         1,408   Allianz AG                        Insurance                                  411,359
         6,456   Deutsche Bank AG                  Banks                                      463,077
         3,806   SAP AG                            Software                                   528,674
-----------------------------------------------------------------------------------------------------
                                                                                            1,403,110
-----------------------------------------------------------------------------------------------------
HONG KONG -- 1.0%
         3,100   Hang Seng Bank                    Banks                                       31,796
        27,500   Hutchinson Whampoa                Diversified Financials                     277,651
         8,000   Johnson Electric Holdings         Electrical Equipment                        10,923
        44,612   Pacific Century Cyberworks        Diversified Telecommunication Services      12,726
-----------------------------------------------------------------------------------------------------
                                                                                              333,096
-----------------------------------------------------------------------------------------------------
IRELAND -- 2.6%
        49,077   CRH                               Construction Materials                     829,318
-----------------------------------------------------------------------------------------------------
ITALY  -- 3.2%
        31,576   ENI                               Oil & Gas                                  385,331
        84,181   Telecom Italia Mobile Spa         Wireless Telecommunication Services        429,462
        25,697   Telecom Italia Spa                Diversified Telecommunication Services     230,835
-----------------------------------------------------------------------------------------------------
                                                                                            1,045,628
-----------------------------------------------------------------------------------------------------
JAPAN -- 22.7%
         8,000   Canon Inc.                        Office Electronics                         323,310
            22   Central Japan Railway             Road & Rail                                136,717
        21,000   Daiwa Securities Group            Diversified Financials                     219,750
         7,000   Eisai Co.                         Pharmaceuticals                            156,884
            37   East Japan Railway                Road & Rail                                213,616
         1,900   Fanuc                             Machinery                                   94,612
        12,000   Fujitsu Ltd.                      Computers & Peripherals                    126,052
         9,000   Honda Motor Co. Ltd.              Automobiles                                395,478
         2,100   Hoya Corp.                        Electronic Equipment & Instruments         133,029
        51,000   Itochu Technology Science Corp.   Industrial Conglomerates                   207,337
        27,000   Kajima Corp.                      Construction & Engineering                  68,848
         7,000   Kao Corp.                         Household Products                         174,004
           600   Keyence Corp.                     Electronic Equipment & Instruments         119,076

                       SEE NOTES TO FINANCIAL STATEMENTS.
                  14 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES     SECURITY                          INDUSTRY                                           VALUE
=============================================================================================================
JAPAN -- (CONTINUED)
         2,900   Kyocera Corp.                     Electronic Equipment & Instruments                $255,793
        14,000   Matsushita Electrical Industry    Household Durables                                 161,880
        85,000   Mitsubishi Chemical Corp.         Chemicals                                          227,648
        15,000   Mitsui Marine & Fire Insurance    Insurance                                           76,738
        51,000   Mitsui Osk Lines                  Marine                                             149,675
           700   Murata Manufacturing Co.          Electronic Equipment & Instruments                  46,532
             9   NTT Docomo                        Wireless Telecommunication                         156,603
            52   NTT Corp Communications           Diversified Telecommunication Services             271,029
        48,000   Nissan Motor Co.                  Automobiles                                        331,393
           500   Oracle Corp.                      Software                                            65,913
         1,900   Promise Co.                       Diversified Financials                             156,619
        11,000   Ricoh Co.                         Office Electronics                                 237,270
         6,000   Shin Etsu Chemical Corp.          Chemicals                                          220,351
         3,600   Sony Corp.                        Household Durables                                 236,709
        35,000   Sumitomo Mitsui Bank              Banks                                              289,071
        27,000   Sumitomo Chemical Corp.           Chemicals                                          121,891
        18,000   Sumitomo Electrical Industry      Electrical Equipment                               204,089
         9,000   Takeda Chemical Industry          Pharmaceuticals                                    418,571
         3,000   Takefuji Corp.                    Diversified Financials                             272,552
         2,000   Tokyo Broadcasting                Media                                               38,489
        13,300   Tokyo Electric Power              Electric Utilities                                 344,471
         7,500   Toyota Motor Corp.                Automobiles                                        264,013
         1,500   Trend Micro Inc.                  Software                                            56,291
            30   UFJ Holding                       Banks                                              161,414
         9,000   UNY Co.                           Multiline Retail                                    91,797
         6,000   Yamanouchi Pharmaceuticals        Pharmaceuticals                                    168,391
-------------------------------------------------------------------------------------------------------------
                                                                                                    7,393,906
-------------------------------------------------------------------------------------------------------------
NETHERLANDS -- 7.8%
        21,031   ABN Amro                          Banks                                              395,486
        18,476   Ahold NV                          Food & Drug Retailing                              579,327
        14,947   ING Groep NV                      Diversified Financials                             977,879
        10,256   Royal Dutch Petroleum             Oil & Gas                                          590,844
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,543,536
-------------------------------------------------------------------------------------------------------------
PORTUGAL -- 0.7%
        93,649   Electric de Portugal              Electric Utilities                                 223,803
-------------------------------------------------------------------------------------------------------------
SINGAPORE -- 1.1%
        24,500   Overseas Chinese Bank             Banks                                              160,016
        12,000   Singapore Press Holding           Media                                              131,723
        65,000   Singapore Telecomm                Diversified Telecommunication Services              67,783
-------------------------------------------------------------------------------------------------------------
                                                                                                      359,522
-------------------------------------------------------------------------------------------------------------
SPAIN -- 3.0%
        36,274   Endesa SA                         Electric Utilities                                 579,149
        32,631   Telefonica SA                     Diversified Telecommunication Services             402,630
-------------------------------------------------------------------------------------------------------------
                                                                                                      981,779
-------------------------------------------------------------------------------------------------------------
SWEDEN -- 2.7%
        83,946   Nordea AB                         Banks                                              478,677
        22,895   Securitas AB                      Commercial Services & Supplies                     401,131
-------------------------------------------------------------------------------------------------------------
                                                                                                      879,808
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  15 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2001
--------------------------------------------------------------------------------

       SHARES    SECURITY                          INDUSTRY                                            VALUE
===============================================================================================================
SWITZERLAND -- 8.5%
         2,938   Credit Suisse Group               Banks                                            $   483,262
         4,830   Nestle SA                         Food Products                                      1,027,030
        19,600   Novartis AG                       Pharmaceuticals                                      709,702
         3,824   UBS AG                            Banks                                                548,110
---------------------------------------------------------------------------------------------------------------
                                                                                                      2,768,104
---------------------------------------------------------------------------------------------------------------
UNITED KINGDOM -- 28.5%
        24,142   AstraZeneca                       Pharmaceuticals                                    1,126,393
        56,387   Bass                              Hotels Restaurants & Leisure                         590,015
         3,187   Barclays                          Banks                                                 97,844
       116,255   BHP Billiton                      Metals & Mining                                      579,985
       102,247   BP Amoco Plc.                     Oil & Gas                                            841,648
        24,189   British Telecommunications Plc.   Diversified Telecommunication Services               152,272
        41,176   Cadbury Schweppes                 Food Products                                        278,053
        69,707   Centrica                          Gas Utilities                                        223,088
        82,760   Diageo Plc.                       Beverages                                            909,097
        27,995   GlaxoSmithKline                   Pharmaceuticals                                      788,507
        30,549   HSBC Holdings                     Banks                                                362,462
        15,171   Lloyds TSB Group Plc.             Banks                                                152,014
        31,557   Pearson Group                     Media                                                520,857
        28,058   Royal Bank of Scotland            Banks                                                619,186
        50,981   Smiths Group                      Industrial Conglomerates                             592,321
       125,553   Tesco                             Food & Drug Retailing                                453,534
       443,370   Vodafone Group                    Wireless Telecommunication Services                  983,427
---------------------------------------------------------------------------------------------------------------
                                                                                                      9,270,703
---------------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS
                 (Identified Cost-- $36,719,716)                                                    $32,544,758
===============================================================================================================













                       SEE NOTES TO FINANCIAL STATEMENTS.

                   16 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                    JUNE 30, 2001
--------------------------------------------------------------------------------

ASSETS:
     Investments at value (Note 1A) (Identified Cost,
         $36,719,716)                                               $ 32,544,758
     Foreign currency, at value (Cost, $41,528)                           41,526
     Receivable for investments sold                                   1,410,920
     Receivable for foreign currency sold                                389,776
     Dividends receivable                                                 53,526
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                       34,440,506
--------------------------------------------------------------------------------
LIABILITIES:
     Payable for investments purchased                                 1,046,922
     Payable for foreign currency purchased                              389,775
     Payable to the Custodian                                            370,251
     Payable to affiliates-- Investment Advisory fees (Note 2)            27,665
     Accrued expenses and other liabilities                               25,371
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                 1,859,984
--------------------------------------------------------------------------------
NET ASSETS                                                           $32,580,522
================================================================================
REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS             $32,580,522
================================================================================











                       SEE NOTES TO FINANCIAL STATEMENTS.

                  17 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2001

INVESTMENT INCOME:
     Dividend income (net of foreign witholding tax of $86,247)     $   333,843
-------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                           176,738
     Custody and fund accounting fees                                    43,723
     Legal fees                                                          26,812
     Audit fees                                                          16,145
     Administrative fees (Note 3)                                         8,837
     Trustees fees                                                        4,674
     Interest expense                                                     1,513
     Other                                                                4,884
-------------------------------------------------------------------------------
     Total expenses                                                     283,326
     Less: aggregate amount waived by the Manager and
         the Administrator (Notes 2 & 3)                               (104,191)
-------------------------------------------------------------------------------
     TOTAL EXPENSES                                                     179,135
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   154,708
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSSON INVESTMENTS:
Net realized loss on investment transactions                         (3,156,586)
Net realized loss on foreign currency transactions                       (8,304)
-------------------------------------------------------------------------------
     Net realized loss                                               (3,164,890)
-------------------------------------------------------------------------------
Unrealized depreciation of investments                               (2,838,188)
Translation of other assets and liabilities denominated
     in foreign currencies--net                                            (822)
-------------------------------------------------------------------------------
     Total unrealized depreciation of investments                    (2,839,010)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                      (6,003,900)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(5,849,192)
===============================================================================











                       SEE NOTES TO FINANCIAL STATEMENTS.

                  18 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED           YEAR ENDED
                                                                                         JUNE 30, 2001           DECEMBER 31,
                                                                                          (UNAUDITED)                2000
================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment gain (loss)                                                           $  154,708              $  (72,394)
     Net realized gain (loss) on investments and foreign exchange transactions            (3,164,890)              1,688,753
     Unrealized depreciation of investments and foreign exchange transactions             (2,839,010)            (13,123,663)
--------------------------------------------------------------------------------------------------------------------------------
     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 (5,849,192)            (11,507,304)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
     Proceeds from contributions                                                           1,609,933              21,734,309
     Value of withdrawals                                                                 (2,948,991)             (9,763,430)
--------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS                      (1,339,058)             11,970,879
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                                     (7,188,250)                463,575
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                                                  39,768,772              39,305,197
--------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD                                                                       $32,580,522             $39,768,772
================================================================================================================================





--------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------

                                                SIX MONTHS
                                                   ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2001   ---------------------------------------------------------------------
                                                (UNAUDITED)     2000          1999           1998       1997          1996
================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)     $32,581        $39,769      $39,305        $37,240     $33,770       $49,056
  Ratio of expenses to average net assets          1.00%*         1.00%        1.00%          1.00%       1.00%         1.11%
  Ratio of net investment income (loss)
    to average net assets                          0.88%*       (0.18)%        0.20%          0.42%       0.58%         0.65%
  Portfolio turnover                                 50%           118%          68%           118%         99%          109%
================================================================================================================================
NOTE: IF THE AGENTS OF THE PORTFOLIO HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES FOR THE PERIODS INDICATED, THE RATIOS WOULD
HAVE BEEN AS FOLLOWS:
  Expenses to average net assets                    1.59%*         1.05%        1.05%          1.05%       1.06%         1.13%
  Net investment income (loss)
    to average net assets                           0.29%*       (0.23)%        0.15%          0.37%       0.52%         0.63%
================================================================================================================================

  * ANNUALIZED






                       SEE NOTES TO FINANCIAL STATEMENTS.

                   19 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

International Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citi Fund Management Inc. (the "Manager"). On April 1, 2001, Citibank N.A. transferred its assets management business, including management of the Portfolio, to its newly formed affiliate, the Manager.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.

C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. ACCOUNTING FOR INVESTMENTS Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date.

                  20 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. U.S. FEDERAL INCOME AND OTHER TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income and net realized and unrealized gains.

F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

G. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

2. INVESTMENT ADVISORY FEES

The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $176,738, of which $95,354 was voluntarily waived for the six months ended June 30, 2001. The invest ment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES

Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $8,837, all of which was voluntarily waived for the six months ended June 30, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $17,229,051 and $17,573,028, respectively, for the six months ended June 30, 2001.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, are as follows:

================================================================================
Aggregate cost                                                    $36,719,716
--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $   920,837
Gross unrealized depreciation                                      (5,095,795)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $(4,174,958)
================================================================================

6. FINANCIAL INSTRUMENTS

The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.


                  21 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at June 30, 2001.

7. LINE OF CREDIT

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the Funds and Portfolios collectively to borrow $75 million for temporary or emergency purposes. Interest on borrowing, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2001 the commitment fee allocated to the Portfolio was $32. Since the line of credit was established, there have been no borrowings.













                  22 | 2001 Semi-Annual Report to Shareholders

                       This Page Intentionally Left Blank.

                       This Page Intentionally Left Blank.

--------------------------------------------------------------------------------
                SMITH BARNEY
INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------

       TRUSTEES & OFFICERS                   INVESTMENT MANAGER
       C. Oscar Morong Jr., Chairman         (of International Equity Portfolio)
       Riley C. Gilley                       Citi Fund Management Inc.
       Diana R. Harrington                   100 First Stamford Place
       Susan B. Kerley                       Stamford, CT 06902
       E. Kirby Warren
       William S. Woods Jr.**
                                             DISTRIBUTOR
                                             Salomon Smith Barney Inc.
       PRESIDENT
       Heath B. McLendon*
                                             CUSTODIAN
                                             State Street Bank
       SECRETARY                               & Trust Company
       Robert I. Frenkel*

                                             TRANSFER AGENT
       TREASURER                             Citi Fiduciary Trust Company
       Lewis E. Daidone*                     125 Broad Street, 11th Floor
                                             New York, NY 10004

        * Affiliated Person of               SUB-TRANSFER AGENT
          Investment Manager                 PFPC Global Fund Services
       ** Trustee Emeritus                   P.O. Box 9699
                                             Providence, RI 02940-9699

     SMITH BARNEY INTERNATIONAL LARGE CAP FUND
================================================================================

                                     This report is submitted for general
                                     information of the shareholders of Smith
                                     Barney International Large Cap Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

                                     SMITH BARNEY INTERNATIONAL LARGE CAP  FUND
                                     Smith Barney Mutual Funds
                                     Seven World Trade Center New York, NY 10048

                                     For complete information on any Smith
                                     Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

                                     www.smithbarney.com/mutualfunds









                                     SALOMON SMITH BARNEY [Logo]
                                     -------------------------------
                                          A MEMBER OF CITIGROUP[Graphic Omitted]


                                     Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


                                     FD02221 8/01